Certain Risks and Concentrations (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 21, 2005
USD [Member]
Concentration Risk [Line Items]
Exchange rate of U.S. dollar to RMB	6.2046
Product Concentration Risk [Member] | Net Revenue [Member] | Mir II, MMORPG [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	30.90%	29.80%	32.50%
Product Concentration Risk [Member] | Net Revenue [Member] | Woool, MMORPG [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.80%	12.70%	15.40%
Product Concentration Risk [Member] | Net Revenue [Member] | Dragon Nest, MMORPG [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.60%	12.50%	15.20%
Foreign Currency Exchange Rate Risk [Member] | Scenario, before Announcement of Exchange Rate Adjustment [Member] | USD [Member]
Concentration Risk [Line Items]
Exchange rate of U.S. dollar to RMB				8.27
Foreign Currency Exchange Rate Risk [Member] | Scenario, after Announcement of Exchange Rate Adjustment [Member] | USD [Member]
Concentration Risk [Line Items]
Exchange rate of U.S. dollar to RMB				8.11